Commitments (Details) - Schedule of Future Minimum Commitment Under Binding Short-Term Operating Lease Agreements $ in Thousands	Dec. 31, 2023 USD ($)
Schedule of Future Minimum Commitment Under Binding Short-Term Operating Lease Agreements [Abstract]
2024	$ 70
Total	$ 70